Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Commission income	$ 9,710,334	$ 7,297,146
Total revenue	9,710,334	7,297,146
Operating expenses
Commission expense	2,427,294	1,569,752
Salaries and wages	4,672,988	3,654,284
General and administrative expenses	3,589,221	4,205,797
Marketing and advertising	325,838	168,778
Depreciation and amortization	1,607,313	1,325,337
Total operating expenses	12,622,654	10,923,948
Loss from operations	(2,912,320)	(3,626,802)
Other expense, net	(533,337)	(563,287)
Recognition and change in fair value of warrant commitment	(17,652,808)
Gain on extinguishment of debt		508,700
Total non-operating expenses	(18,186,145)	(54,587)
Net loss	$ (21,098,465)	$ (3,681,389)
Basic and diluted loss per share	$ (2.09)	$ (0.88)
Weighted average number of shares outstanding	10,097,052	4,183,625